Goodwill (Tables)	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill by Segment

The following is a continuity of the Company’s goodwill by segment:

	North America	Europe	Asia	Total
Balance, December 31, 2015	$590	$525	$229	$1,344
Acquisitions [note 6]	—	620	(5)	615
Foreign exchange and other	5	(29)	(12)	(36)

Balance, December 31, 2016	595	1,116	212	1,923
Acquisitions	—	1	—	1
Foreign exchange and other	17	147	11	175

Balance, December 31, 2017	$612	$1,264	$223	$2,099